Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Accounts payables	€ 4,025	€ 3,009
Accrued liabilities	9,031	8,615
Total	€ 13,056	€ 11,624